Financial Instruments (Valuation Methods and Assumptions) (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value of financial instruments, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, carrying amount	CAD 73	CAD 68
Fair Value Level 2 [Member]
Fair Value of financial instruments, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, carrying amount	10,828	10,937
Debt, fair value	12,164	12,084
Fair Value Level 3 [Member]
Fair Value of financial instruments, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, carrying amount	73	68
Investments, fair value	CAD 225	CAD 220